Curian Dynamic Risk Advantage - Diversified Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Diversified Fund
Management Fees		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	0.05%
Total Annual Fund Operating Expenses		1.37%
Less Waiver/Reimbursement	[3]	(0.07%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.30%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[3]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Diversified Fund	132	427	743	1,640

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,000% of the average value of its portfolio.

Portfolio Turnover, Rate in most recent fiscal year	10.00
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure among some or all of the following asset classes: (i) global equity securities, fixed income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), commodities, and alternative assets and strategies (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
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Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, an increase in margin requirements, the establishment of daily limits and the suspension of trading. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
•	Commodity risk – Commodity prices can be extremely volatile and the value of a Fund with exposure to the commodities markets may decline and fluctuate in a rapid and unpredictable manner.
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Counterparty risk – A Fund runs the risk that the counterparty to a derivatives contract, a broker-dealer in an over-the-counter derivatives transaction, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

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Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation.  Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.

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Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

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Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

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Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 3/31/2013):
Highest Quarterly Return	3.40%
Lowest Quarterly Return, Label	Worst Quarter (ended 6/30/2013):
Lowest Quarterly Return	(1.93%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2013
Performance Table Narrative
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective July 1, 2014, the Dow Jones-UBS Commodity Index family, owned by UBS was rebranded as the “Bloomberg Commodity Index Family.” Bloomberg LP replaced Dow Jones as the index administrator, and Bloomberg is now responsible for the methodology, calculation, distribution, and licensing.  The rebranding does not in any way affect the investment objectives or principal investment strategies of the Fund, which remain unchanged, or the manner in which the Fund is managed.

Performance [Table]
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
Curian Dynamic Risk Advantage - Diversified Fund	2.10%	1.64%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund Dow Jones Moderately Conservative Index	8.13%	6.51%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund BofA Merrill Lynch 1-3 Year Treasury Index/Barclays US Corporate High Yield Bond Index/Barclays US Aggregate Bond Index/JPM EMBI Global Index/MSCI US REIT Index (Net)/Bloomberg Commodity TRUSD Index/MSCI All Country World Index (Net)(40/10/10/10/10/10/10)	1.35%	2.90%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund MSCI All Country World Index (Net)	22.80%	15.39%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund Barclays US Aggregate Bond Index	(2.02%)	0.73%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund Barclays US Corporate High-Yield Bond Index	7.44%	10.04%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund Bloomberg Commodity TR USD Index	(9.52%)	(7.43%)	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund MSCI US Reit Index (Net)	1.26%	4.35%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund BofA Merrill Lynch 1-3 Year Treasury Index	0.36%	0.37%	Feb. 06, 2012
Curian Dynamic Risk Advantage - Diversified Fund JPM EMBI Global Index	(6.58%)	4.07%	Feb. 06, 2012